Business Combination (Narrative) (Details) - USD ($)		1 Months Ended	12 Months Ended
	Jul. 31, 2018	Jul. 31, 2018	Dec. 31, 2018	Apr. 30, 2019
Business Acquisition [Line Items]
Revenue since acquisition			$ 130,100,000
Net income since acquisition			3,300,000
Transaction costs			$ 31,800,000
Silversea Cruises
Business Acquisition [Line Items]
Percentage of business acquired	66.70%	66.70%
Payments to acquire business	$ 1,020,000,000.00
Contingent consideration	44,000,000.0	$ 44,000,000.0
Silversea Cruises
Business Acquisition [Line Items]
Long-term debt				$ 700,000,000
Silversea Cruises | Silversea Cruises
Business Acquisition [Line Items]
Long-term debt	$ 700,000,000	$ 700,000,000
Minimum | Silversea Cruises
Business Acquisition [Line Items]
Contingent consideration, shares (in shares)		0
Maximum | Silversea Cruises
Business Acquisition [Line Items]
Contingent consideration, shares (in shares)		472,000